Average Annual Total Returns (Utilities Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Since Inception	2.00%
Date of Inception	Apr. 30, 2001
S&P Utilities Sector Index
Average Annual Return:
One Year	5.46%
Five Year	3.90%
Since Inception	0.98%
Date of Inception	Apr. 30, 2001
Series I, Utilities Trust
Average Annual Return:
One Year	14.03%
Five Year	9.31%
Since Inception	6.36%
Date of Inception	Apr. 30, 2001
Series II, Utilities Trust
Average Annual Return:
One Year	13.73%
Five Year	9.08%
Since Inception	6.16%
Date of Inception	Jan. 28, 2002
Series NAV, Utilities Trust
Average Annual Return:
One Year	14.00%
Five Year	9.36%
Since Inception	6.37%
Date of Inception	Apr. 29, 2005